Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.19285%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,789,846.84

Principal:
Principal Collections	$14,051,659.48
Prepayments in Full	$7,548,639.14
Liquidation Proceeds	$207,556.87
Recoveries	$60,653.83
Sub Total	$21,868,509.32
Collections	$23,658,356.16

Purchase Amounts:
Purchase Amounts Related to Principal	$211,287.95
Purchase Amounts Related to Interest	$1,500.72
Sub Total	$212,788.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,871,144.83

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	31
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,871,144.83
Servicing Fee	$333,454.93	$333,454.93	$0.00	$0.00	$23,537,689.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,537,689.90
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,537,689.90
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,537,689.90
Interest - Class A-3 Notes	$982,161.99	$982,161.99	$0.00	$0.00	$22,555,527.91
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$22,269,590.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,269,590.41
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$22,074,493.41
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,074,493.41
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$21,934,884.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,934,884.24
Regular Principal Payment	$20,113,378.70	$20,113,378.70	$0.00	$0.00	$1,821,505.54
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,821,505.54
Residual Released to Depositor	$0.00	$1,821,505.54	$0.00	$0.00	$0.00
Total		$23,871,144.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,113,378.70
Total					$20,113,378.70

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,113,378.70	$43.61	$982,161.99	$2.13	$21,095,540.69	$45.74
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$20,113,378.70	$15.29	$1,602,805.66	$1.22	$21,716,184.36	$16.51

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$213,127,375.40	0.4620648	$193,013,996.70	0.4184585
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$341,407,375.40	0.2594715	$321,293,996.70	0.2441852

Pool Information
Weighted Average APR	5.688%	5.728%
Weighted Average Remaining Term	34.13	33.45
Number of Receivables Outstanding	19,038	18,240
Pool Balance	$400,145,920.34	$377,884,961.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$370,435,856.82	$349,988,563.73
Pool Factor	0.2772284	0.2618056

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$27,896,397.90
Targeted Overcollateralization Amount	$56,590,964.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,590,964.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		57	$241,815.27
(Recoveries)		66	$60,653.83
Net Loss for Current Collection Period			$181,161.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5433%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9433%
Second Prior Collection Period			1.0046%
Prior Collection Period			1.1821%
Current Collection Period			0.5588%
Four Month Average (Current and Prior Three Collection Periods)			0.9222%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,083	$11,560,624.88
(Cumulative Recoveries)			$1,617,051.79
Cumulative Net Loss for All Collection Periods			$9,943,573.09
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6889%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,549.99
Average Net Loss for Receivables that have experienced a Realized Loss			$4,773.68

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.40%	173	$5,276,440.77
61-90 Days Delinquent	0.29%	32	$1,091,952.09
91-120 Days Delinquent	0.12%	11	$443,249.71
Over 120 Days Delinquent	0.14%	15	$540,161.61
Total Delinquent Receivables	1.95%	231	$7,351,804.18

Repossession Inventory:
Repossessed in the Current Collection Period		13	$508,481.08
Total Repossessed Inventory		27	$908,269.80

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2570%
Prior Collection Period			0.2889%
Current Collection Period			0.3180%
Three Month Average			0.2879%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5492%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	31

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	44	$1,315,620.76
2 Months Extended	82	$2,660,812.73
3+ Months Extended	20	$632,270.08

Total Receivables Extended	146	$4,608,703.57
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer